Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 12 – Commitments and Contingencies

Legal proceedings

In December 2018, PSIQ Inc. filed a lawsuit against the Company alleging non-payment of a combined loan in the amount of $150,000. The Company vigorously objected to the legality of the interest charged, and filed a dispositive Motion for Dismissal, which was granted on March 15, 2023. The case against Stemtech was dismissed on March 16, 2023.

On August 6, 2019, Ray Carter, the former CEO prior to the Company’s Bankruptcy, filed a lawsuit against the Company’s subsidiary Stemtech HealthSciences, alleging unpaid salary and vacation time dating to a period predating the Company’s current management team taking control in 2018. Mr. Carter’s claim is in the amount of $267,000. The Company has counter-sued Ray Carter personally and deems this matter non-meritorious. At the same time, the Company has accrued $267,000 which is included in accounts payable and accrued expenses in the accompanying consolidated financial statements as of December 31, 2022 and 2021. Mr. Carter’s request for Summary Judgment was dismissed by the Court on March 3, 2023.

On March 4, 2020, Canon Financial Services, Inc., filed a lawsuit against the Company in a dispute over office machine leases. The Company settled this matter with Canon Financial Services out of Court for $32,000 in May 2021, and is making installment payments for the remaining $6,665 until paid off in May 2023.

In the opinion of management, the resolution of these matters, if any, will not have a material adverse impact on the Company’s consolidated financial position or consolidated results of operations.